Intangible assets - Schedule of Impairment Charge From Possible Change in Assumptions (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Newport | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Current headroom	£ 819
Camel | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Current headroom	1,926
Pall Mall | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Current headroom	817
Natural American Spirit | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Current headroom	1,620
Grizzly | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Current headroom	1,020
Reynolds American | Goodwill
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Current headroom	£ 19,293
Decrease in volume year on year in the discrete period, rate | Newport | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in volume year on year in the discrete period by an additional	(0.40%)
Decrease in volume year on year in the discrete period, rate | Camel | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in volume year on year in the discrete period by an additional	(2.40%)
Decrease in volume year on year in the discrete period, rate | Pall Mall | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in volume year on year in the discrete period by an additional	(3.70%)
Decrease in volume year on year in the discrete period, rate | Natural American Spirit | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in volume year on year in the discrete period by an additional	(1.20%)
Decrease in volume year on year in the discrete period, rate | Grizzly | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in volume year on year in the discrete period by an additional	(2.00%)
Increase in pre tax discount rate | Newport | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	0.50%
Increase in pre tax discount rate | Camel | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	3.90%
Increase in pre tax discount rate | Pall Mall | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	6.30%
Increase in pre tax discount rate | Natural American Spirit | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	1.60%
Increase in pre tax discount rate | Grizzly | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	0.70%
Increase in pre tax discount rate | Reynolds American | Goodwill
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	1.90%
Decrease in long term growth rates | Grizzly | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in long term growth rate	(0.80%)
Decrease in long term growth rates | Reynolds American | Goodwill
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in long term growth rate	(1.80%)